Quarterly Results of Operations (unaudited) Level 3 Quarterly Results of Operations (unautdited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (unaudited) [Abstract]
Quarterly Results of Operations [Table Text Block]

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(millions, except per-share amounts)
Net sales	$587.0	$732.9	$764.6	$694.6
Income from operations	$6.2	$20.1	$28.1	$8.6
Net income	$1.7	$15.0	$23.5	$1.3
Net income per common share – Basic and Diluted	$0.06	$0.51	$0.79	$0.04

	2011
	First Quarter (a)	Second Quarter	Third Quarter	Fourth Quarter (b)
	(millions, except per-share amounts)
Net sales	$483.2	$589.4	$628.0	$547.4
Income (loss) from operations	$(14.8)	$(5.3)	$2.1	$(9.1)
Net loss	$(19.0)	$(9.9)	$(3.7)	$(13.8)
Net loss per common share – Basic and Diluted	$(0.64)	$(0.33)	$(0.12)	$(0.46)
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(a)    Included $1.5 million of expense related to the closure of a laminated beam plant in Emmett, Idaho.

Included $1.2 million in noncash asset write-downs.

(b)    Included $0.9 million in noncash asset write-downs.